Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates for the Respective Periods - Balance Sheet [Member]	Dec. 31, 2023	Dec. 31, 2022
HKD [Member]
Intercompany Foreign Currency Balance [Line Items]
Exchange rates	7.8109	7.8015
RMB [Member]
Intercompany Foreign Currency Balance [Line Items]
Exchange rates	7.0999	6.8972